Composition of GACN	12 Months Ended
Dec. 31, 2023
Composition of GACN
Composition of GACN

11.         Composition of GACN

a.	The following tables set forth information about the composition of GACN as of December 31, 2023, 2022 and 2021:

		Number of
	Place of	subsidiaries
	incorporation and	December 31,
Principal activity	operation	2023, 2022, 2021
Airports	Mexico	13
Hotels	Mexico	2
Services	Mexico	9
		24

b.	The consolidated subsidiaries are as follows:

Name of subsidiary	Ownership Percentage
Airport services;
Aeropuerto de Monterrey, S. A. de C. V.	100%
Aeropuerto de Acapulco, S. A. de C. V.	100%
Aeropuerto de Mazatlán, S. A. de C. V.	100%
Aeropuerto de Zihuatanejo, S. A. de C. V.	100%
Aeropuerto de Culiacán, S. A. de C. V.	100%
Aeropuerto de Ciudad Juárez, S. A. de C. V.	100%
Aeropuerto de Chihuahua, S. A. de C. V.	100%
Aeropuerto de Torreón, S. A. de C. V.	100%
Aeropuerto de Durango, S. A. de C. V.	100%
Aeropuerto de Tampico, S. A. de C. V.	100%
Aeropuerto de Reynosa, S. A. de C. V.	100%
Aeropuerto de Zacatecas, S. A. de C. V.	100%
Aeropuerto de San Luis Potosí, S. A. de C. V.	100%
Hotels and Services:
Operadora de Aeropuertos del Centro Norte, S. A. de C. V.	100%
Servicios Aeroportuarios del Centro Norte, S. A. de C. V.	100%
Servicios Aero Especializados del Centro Norte, S. A. de C. V.	100%
OMA Logística, S. A. de C. V. (1)	100%
Holding Consorcio Grupo Hotelero T2, S. A. de C. V. (2)	100%
(1)

Includes subsidiaries with interest in; OMA VYNMSA Aero Industrial Park, S.A. de C.V (VYNMSA) of which the Company owns 51% of the shares, Consorcio Hotelero Aeropuerto de Monterrey, S.A.P.I de C.V. with 85% and Servicios Hoteleros Aeropuerto de Monterrey, S.A. de C.V. with 85%.

(2)

Provides hotel services and includes its subsidiaries: Servicios Complementarios del Centro Norte S.A. de C.V., with 100% of the shares, Consorcio Grupo Hotelero T2, S.A. de C.V. and Servicios Corporativos Terminal 2, S.A. de C.V. with 90% of the shares.

The Company has the majority of voting power at shareholders’ meetings of the subsidiaries and has control by virtue of its contractual right to appoint the board of directors of the companies, who are empowered to affect their relevant activities.

As of December 31, 2023, 2022 and 2021, the Company has not made investments in shares of any structured or investment-related entity.